Significant Accounting Policies (Details) - Schedule of ordinary shares subject to redemption - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Gross Proceeds		$ 345,000,000
Less:Proceeds allocated to Public Warrants		(15,007,500)
Class A ordinary shares issuance cost		(18,671,929)
Plus: Remeasurement of carrying value to redemption value		33,679,429
Interest earned on Trust Account	$ 534,374	31,308
Class A ordinary shares subject to possible redemption	$ 345,565,682	$ 345,031,308	$ 0